Columbia Global Value Fund
First Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Global Value Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.6%
Issuer	Shares	Value ($)
Australia 2.2%
Northern Star Resources Ltd.	854,404	11,646,062
Paladin Energy Ltd.(a)	930,589	7,616,162
Total		19,262,224
Canada 0.7%
NexGen Energy Ltd.(a)	545,704	6,308,338
Finland 0.7%
UPM-Kymmene OYJ	219,534	6,413,859
France 0.9%
BNP Paribas SA	68,849	7,421,425
Greece 1.6%
National Bank of Greece SA	837,530	14,488,910
Hong Kong 1.4%
WH Group Ltd.	10,532,593	12,154,993
Italy 1.2%
BPER Banca SPA	795,678	10,772,010
Japan 6.7%
Daiwabo Holdings Co., Ltd.	630,900	13,549,233
Iyogin Holdings, Inc.	343,100	6,584,288
Macnica Holdings, Inc.	573,300	11,194,188
ORIX Corp.	321,601	12,542,160
Sankyo Co., Ltd.	537,700	5,446,544
Shimamura Co., Ltd.	490,500	10,138,612
Total		59,455,025
Kazakhstan 0.8%
Kaspi.KZ JSC, ADR	73,757	6,667,633
Russian Federation —%
Lukoil PJSC(a),(b),(c),(d),(e)	48,225	—
Singapore 1.6%
Venture Corp., Ltd.	989,900	13,961,230
South Korea 0.8%
Youngone Corp.	138,734	7,295,586
Switzerland 1.1%
TE Connectivity PLC	45,259	9,658,723
United Arab Emirates 1.1%
Common Stocks (continued)
Issuer	Shares	Value ($)
Emaar Properties PJSC	3,101,325	10,036,978
United Kingdom 2.4%
BP PLC, ADR	260,038	10,887,791
TP Icap Group PLC	2,576,475	10,603,522
Total		21,491,313
United States 76.4%
AbbVie, Inc.	81,331	17,707,385
Ameren Corp.	117,062	12,639,184
AT&T, Inc.	590,748	14,650,550
Bank of America Corp.	398,505	20,562,858
Broadcom, Inc.	14,828	6,624,706
Charles Schwab Corp. (The)	167,962	14,671,481
Chevron Corp.	73,179	13,352,240
Chubb Ltd.	57,995	18,078,781
Cintas Corp.	48,687	8,338,136
Citigroup, Inc.	149,141	18,776,852
Colgate-Palmolive Co.	80,915	7,292,869
CSX Corp.	251,686	11,391,308
Danaher Corp.	53,164	9,711,468
Diversified Energy Co.	299,499	4,357,710
DTE Energy Co.	82,679	11,812,349
Eaton Corp. PLC	28,895	11,575,337
Eli Lilly & Co.	5,778	6,384,690
Energy Fuels, Inc.(a)	248,718	4,531,642
Entergy Corp.	112,961	12,318,397
Equinix, Inc.	13,150	14,044,726
Gap, Inc. (The)	294,959	6,238,383
General Dynamics Corp.	32,648	11,322,979
General Motors Co.	161,600	13,451,584
Goldman Sachs Group, Inc. (The)	17,403	17,847,821
Hilton Worldwide Holdings, Inc.	21,861	7,162,975
Illumina, Inc.(a)	40,559	6,609,495
Insmed, Inc.(a)	27,338	2,922,706
Intuitive Surgical, Inc.(a)	15,125	6,422,680
Jazz Pharmaceuticals PLC(a)	77,386	18,301,015
JPMorgan Chase & Co.	104,663	31,326,683
Karman Holdings, Inc.(a)	113,745	6,540,337

Columbia Global Value Fund  | 2026

Portfolio of Investments  (continued)
Columbia Global Value Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Lam Research Corp.	27,262	8,674,223
MasTec, Inc.(a)	12,587	4,762,543
MasterCard, Inc., Class A	22,762	11,243,973
Merck & Co., Inc.	104,557	12,413,007
Meta Platforms, Inc., Class A	50,974	32,241,565
Microchip Technology, Inc.	128,372	12,150,410
Micron Technology, Inc.	38,678	37,556,338
Microsoft Corp.	110,819	49,895,147
Palo Alto Networks, Inc.(a)	27,609	7,777,179
Parker-Hannifin Corp.	11,551	9,756,321
Primo Brands Corp., Class A	817,429	20,272,239
Procter & Gamble Co. (The)	107,825	15,479,357
Republic Services, Inc.	42,785	8,575,825
Revolution Medicines, Inc.(a)	43,723	6,885,498
Shell PLC	537,526	22,713,374
TJX Companies, Inc. (The)	87,682	13,568,789
Common Stocks (continued)
Issuer	Shares	Value ($)
Valero Energy Corp.	23,357	5,718,261
Vertex Pharmaceuticals, Inc.(a)	13,309	5,956,310
Vertiv Holdings Co.	23,635	7,461,806
Walmart, Inc.	131,217	15,188,368
Total		675,259,860
Total Common Stocks (Cost $679,535,696)		880,648,107

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(f),(g)	7,174,679	7,171,809
Total Money Market Funds (Cost $7,171,809)		7,171,809
Total Investments in Securities (Cost $686,707,505)		887,819,916
Other Assets & Liabilities, Net		(3,545,016)
Net Assets		$884,274,900
At May 31, 2026, securities and/or cash totaling $400,000 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,259,126,000 JPY	20,940,386 USD	Citi	07/06/2026	419,022	—
64,307,000 SEK	7,013,149 USD	HSBC	07/06/2026	35,908	—
25,397,000 SGD	20,145,173 USD	HSBC	07/06/2026	196,762	—
8,771,927 USD	12,098,000 AUD	HSBC	07/06/2026	—	(82,345)
3,488,185 USD	2,993,000 EUR	HSBC	07/06/2026	8,040	—
14,002,906 USD	10,279,000 GBP	HSBC	07/06/2026	—	(161,020)
275,497,000 JPY	1,741,118 USD	JPMorgan	07/06/2026	6,428	—
41,142,769 USD	34,868,000 EUR	JPMorgan	07/06/2026	—	(412,272)
2,973,000 NZD	1,749,159 USD	Morgan Stanley	07/06/2026	—	(33,202)
1,752,930 USD	1,355,000 CHF	Morgan Stanley	07/06/2026	—	(10,578)
14,895,277 USD	137,930,000 NOK	Morgan Stanley	07/06/2026	13,457	—
8,727,650 USD	11,871,000 CAD	UBS	07/06/2026	—	(104,136)
1,747,297 USD	2,443,000 AUD	Wells Fargo	07/06/2026	7,426	—
Total				687,043	(803,553)
Columbia Global Value Fund  | 2026

Portfolio of Investments  (continued)
Columbia Global Value Fund, May 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At May 31, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/27/2022	48,225	4,239,605	—

(d)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	4,864,919	27,803,747	(25,496,259)	(598)	7,171,809	(513)	66,766	7,174,679
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Global Value Fund  | 2026

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1QT145_(07/26)